Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 68,020	€ 67,811
EMEA [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	55,124	60,207
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	12,526	7,593
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 370	€ 11